Financial risk management	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	Financial risk management
The Inter’s financial risk management covers credit, market, liquidity and operational risks. Management activities are carried out by specific and specialized structures, according to policies, strategies and processes described for each of these risks with the objective of identifying and measuring possible impacts and solutions and ensuring the continuity and the quality of the Group’s business.
The model adopted by the Inter involves a structure of areas and committees ensuring:
•Segregation of function;
•Specific structure for risk management;
•Defined management process;
•Decisions at various hierarchical levels;
•Clear norms and competence structure;
•Defined limits and margins; and
•Reference to best management practices.
a.Credit risk
The definition of credit risk includes, among others:
•Counterparty risk: possibility of a failure, by a given counterparty, to honor obligations regarding the settlement of transactions involving the trading of financial assets, including those related to the settlement of derivative financial instruments.
•Principal risk: possibility of disbursements to honor sureties, guarantees, co-obligations, credit commitments, or other such operations of a similar nature.
•Risk of intermediary: possibility of losses associated with a failure to comply with agreed financial obligations by an intermediary or a party to a covenant for loans and advances to customers.
•Concentration risk: possibility of credit losses arising from significant exposure to a borrower or counterparty, a risk factor, a group of borrowers or counterparties related through common characteristics, as per note 12.
Credit risk management aims to identify, evaluate, control, mitigate and monitor risk exposure, to contribute to safeguarding Inter’s financial solidity and solvency and ensure alignment with shareholders´ interests.
In order to ensure that the loan process is aligned with the strategic objectives, the Inter establishes in its Credit Risk Policy:
•The evaluation of the ability to pay and likelihood of loss for each customer;
•The establishment of limits for transactions with individuals and legal entities;
•The definition of how credit shall be released to the customer; and
•The monitoring and tracking of portfolios subject to credit risk.
Inter has a structured process in order to maintain the diversification of its portfolio regarding the concentration of the largest debtors per geographical region, segment and sector of activity.
Mitigation of Exposure
In order to maintain the exposures within the risk levels established by senior management, Inter adopts measures to mitigate credit risk. Exposure to credit risk is mitigated through the structuring of guarantees, adapting the risk level to be incurred to the characteristics of the collateral taken at the time of granting. Risk indicators are monitored on an on-going basis and proposal for alternatives forms of mitigation are assessed, whenever the exposure behavior to credit risk of any unit, region, product or segment requires it. Additionally, credit risk mitigation takes place through product repositioning and adjusting operational processes or operation approval levels.
In addition to the activities described above, goods pledged in guarantee are subject to a technical assessment / valuation at least once every twelve months. In the case of personal guarantees, an analysis of the financial and economic circumstances of the guarantor is made considering their other debts with third parties, including tax, social security and labor debt.
Credit standards guide operational units and cover, among other aspects, the classification, requirement, selection, assessment, formalization, control and reinforcement of guarantees, aiming to ensure the adequacy and sufficiency of mitigating instruments throughout the cycle of the loan.
In 2022 there was no material changes to the nature of the credit risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although Inter continues to refine its internal risk management processes.
Measurement
The measurement of credit risk by Inter is carried out considering the following:
•At the time that credit is granted, an assessment of a customer’s financial condition is undertaken through the application of qualitative and quantitative methods and using information collected from the market, in order to support the adequacy of the risk exposure being proposed;
•The assessment is carried out at the counterparty level, considering information on guarantors where applicable. The exposure to the credit risk is also measured in extreme scenarios, using stress techniques and scenario analysis. The models applied to determine the rating of customers and loans are reviewed periodically in order to ensure they reflect the macroeconomic scenario and actual loss experience, as per information in note 12;
•The aging of late payments in portfolios is monitored in order to identify trends or changes in the behavior of non-performing loans and allow the adoption of mitigating measures when required;
•Expected credit loss reflects the risk level of loans and allows monitoring and control of the portfolio’s exposure level and the adoption of risk mitigation measures;
•The expected credit loss is a forecast of the risk levels of the credit portfolio. Its calculation is based on the historical payment behavior and the distribution of the portfolio by product and risk level. This is a key input to the process of pricing loans and advances to customers; and
•In addition to the monitoring and measurement of indicators under normal conditions, simulations of changes in business environment and economic scenario are also performed in order to predict the impact of such changes in levels of exposure to risks, provisions and balance of such portfolios and to support the process of reviewing the exposure limits and the credit risk policy.
b.Description of guarantees
The financial instruments subject to credit risk are subject to careful assessment of credit prior to being contracted and disbursed and risk assessment is ongoing throughout the term of the instruments. Credit assessments are based on an understanding of the customers’ operational characteristics, their indebtedness capacity, considering cash flow, payment history and credit reputation, and any guarantees given.
Loans and advances to customers, as shown in Note 10, are mainly represented by the following operations:
•Working capital operations: are guaranteed by receivables, promissory notes, sureties provided by their owners and occasionally by property or other tangible assets, when applicable;
•Payroll loans repayments: are mainly represented by payroll loan cards and personal loans. These are deducted directly from the borrowers’ pensions, income or salaries and settled directly by the entity responsible for making those payments (e.g. company or government body); The operations of FGTS (Guarantee Fund for Time of Service) anniversary withdrawal are guaranteed by transfer;
•Personal loans and credit cards: generally, do not have guarantees;
•Real estate financing: is collateralized by the real estate financed.
Repossessed collateral is generally sold at public auctions, free of any charges or encumbrances with no guaranty.
Guarantees of real estate loans and financing
The tables below present the credit exposure of real estate loans and advances to retail customers by loan-to-value (LTV) ratio. LTV is calculated as the proportion of the gross value of the loans or the value of the outstanding loans to the value of collateral. The gross value of the loans excludes any provision for impairment. The assessment of guarantee of real estate loans is based on the value adjusted for changes in real estate price indexes:

	12/31/2022	12/31/2021
Lower than 30%	693,322	582,421
31 - 50%	1,689,190	1,584,454
51 - 70%	2,308,021	2,116,015
71 - 90%	1,503,703	756,870
Higher than 90%	57,577	81,651
	6,251,813	5,121,411
c.Liquidity risk
Liquidity risk is the possibility that the Group is not able to efficiently meet its expected or unexpected obligations, including those resulting from binding guarantees, without incurring significant losses. This also includes the possibility of the Group not being able to negotiate a sale of an asset at market price due to its volume in relation to the volume normally transacted or due to any discontinuity in the market.
The liquidity risk management structure is segregated and works proactively with the aim of monitoring and preventing any breach of limits on liquidity ratios. The monitoring of liquidity risk encompasses the entire flow of receipts and payments for the Group so that risk mitigating actions may be implemented. This monitoring is carried out primarily by the Assets and Liabilities Committee and the Risk and Capital Management Committee. These committees evaluate liquidity risk information that is available in the Group’s systems, such as:
•Top 10 investors;
•Mismatch between assets and liabilities;
•Net Funding;Liquidity limits;Maturity forecast;
•Stress tests based on internally defined scenarios;
•Liquidity contingency plans;
•Monitoring of asset and liability concentrations;
•Monitoring of Liquidity Ratio and funding renewal rates; and
•Reports with information on positions held by Inter and its subsidiaries.
In 2022 there was no material changes to the nature of the liquidity risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although the Group continues to refine its internal risk management processes.
The responsibilities of the Liquidity Risk Management Framework are distributed between different committees and hierarchical levels, including: Board of Directors, Asset and Liability Committee (ALC), Officer in charge of Risk Management, Superintendent of Compliance, Risk Management and Internal Controls and Risk Coordination. These consider the internal and external factors affecting the liquidity of the Group, and a detailed daily monitoring of incoming and outgoing movements of loans and advances to customers, time deposits, Agribusiness Credit Bills (LCA), Real Estate Secured Bonds (LCI), Guaranteed Real Estate Letters (LIG) and demand deposits is performed. Time deposits are analyzed according to the concentration, maturities, renewals, repurchases and new funding.
d.Analyses of financial instruments by remaining contractual term
The table below presents the projected future realizable value of Inter’s financial assets and liabilities by contractual term:

	12/31/2022
	Note	Up to 3 months	3 months to 1 year	1 year to 5 years	Above 5 years	Total
Financial assets
Cash and cash equivalents	8	1,331,648	—	—	—	1,331,648
Compulsory deposits at Central Bank of Brazil		2,854,778	—	—	—	2,854,778
Amounts due from financial institutions	9	4,258,856	—	—	—	4,258,856
Securities	10	666,788	272,489	4,563,769	6,945,519	12,448,565
Loans and advances to customers	12	6,222,386	5,916,020	1,254,709	9,305,213	22,698,328
Other assets	17	—	—	87,318	—	87,318
Total financial assets		15,334,456	6,188,509	5,905,796	16,250,732	43,679,493

Financial liabilities
Liabilities with financial and similar institutions	9	7,906,897	—	—	—	7,906,897
Liabilities with customers	18	14,873,030	849,420	7,920,354	—	23,642,804
Securities issued	19	1,149,070	421,032	4,632,063	—	6,202,165
Derivative financial liabilities	20	—	—	37,768	—	37,768
Borrowing and onlending	21	4,988	4,137	10,632	16,691	36,448
Total financial liabilities		23,933,985	1,274,589	12,600,817	16,691	37,826,082

	12/31/2021
	Note	Up to 3 months	3 months to 1 year	1 year to 5 years	Above 5 years	Total
Financial assets
Cash and cash equivalents	8	500,446	—	—	—	500,446
Compulsory deposits at Central Bank of Brazil		2,399,488	—	—	—	2,399,488
Amounts due from financial institutions	9	2,051,862	—	—	—	2,051,862
Securities	10	474,509	203,017	3,593,103	8,487,058	12,757,687
Derivative financial instruments	11	86,948	—	—	—	86,948
Loans and advances to customers	12	4,616,124	3,868,156	1,267,016	7,465,066	17,216,362
Other assets	17	—	—	77,154	—	77,154
Total financial assets		10,129,377	4,071,173	4,937,273	15,952,124	35,089,947

Financial liabilities
Derivative financial liabilities	9	—	29,452	37,093	—	66,545
Liabilities with financial and similar institutions	18	5,306,020	35,444	—	—	5,341,464
Liabilities with customers	19	11,360,378	6,956,400	16,765	—	18,333,543
Securities issued	20	112,591	3,349,639	109,863	—	3,572,093
Borrowing and onlending	21	99	1,087	23,886	—	25,071
Total financial liabilities		16,779,088	10,372,022	187,607	—	27,338,716
e.Financial assets and liabilities using a current/non-current classification
The table below represents Group’s current financial assets (expected to be realized within 12 months of the reporting date), non-current financial assets (expected to be realized more than 12 months after the reporting date) and current financial liabilities (it is due to be settled within 12 months of the reporting date) and non-current financial liabilities (is due to be settled more than 12 months after the reporting date)

	12/31/2022
	Current	Non-current	Total
Assets
Cash and cash equivalents	1,331,648	—	1,331,648
Amounts due from financial institutions	4,258,856	—	4,258,856
Compulsory deposits at Central Bank of Brazil	2,854,778	—	2,854,778
Securities	939,277	11,509,288	12,448,565
Loans and advances to customers, net of loss	11,159,852	10,220,066	21,379,916
Other assets	—	87,318	87,318
Total assets	20,544,411	21,816,672	42,361,081

Liabilities
Liabilities with financial institutions	7,906,897	—	7,906,897
Liabilities with customers	15,722,450	7,920,354	23,642,804
Securities issued	1,570,102	4,632,063	6,202,165
Derivative financial liabilities	—	37,768	37,768
Borrowing and onlending	9,126	27,323	36,448
Total liabilities	25,208,575	12,617,508	37,826,082

	12/31/2021
	Current	Non-current	Total
Assets
Cash and cash equivalents	500,446	—	500,446
Amounts due from financial institutions	2,051,862	—	2,051,862
Compulsory deposits at Central Bank of Brazil	2,399,488	—	2,399,488
Derivative financial instruments	86,948	—	86,948
Securities	677,960	12,079,727	12,757,687
Loans and advances to customers, net of loss	7,995,755	8,539,675	16,535,430
Other assets	—	77,387	77,387
Total assets	13,712,452	20,696,789	34,409,248

Liabilities
Liabilities with financial institutions	5,341,464	—	5,341,464
Liabilities with customers	18,316,778	16,765	18,333,543
Securities issued	3,462,230	109,863	3,572,093
Derivative financial liabilities	29,452	37,093	66,545
Borrowing and onlending	1,186	23,886	25,071
Total liabilities	27,151,110	187,607	27,338,716
f.Market risk
Market risk is the possibility of losses arising from fluctuations in the fair value of financial instruments held by the Institution and its subsidiaries, including risks of transactions subject to changes in exchange rates, interest rates, stock prices and commodity prices.
At Group, market risk management has, among others, the objective of supporting the business areas, establishing processes and implementing tools necessary for the assessment and control of related risks, enabling the measurement and monitoring of risk levels, as defined by Senior Management.
Market risk positions are analyzed and monitored by the Asset and Liability Committee where the control reports and management positions are analyzed. Market risk controls allow the analytical assessment of information and are in a constant process of improvement, seeking to provide a view that is more in line with the current needs of Inter and its subsidiaries. The Group and its subsidiaries have improved the internal aspects of risk management and mitigation.
Measurement
The Group, aiming at greater efficiency in the management of its operations exposed to market risk, segregates its operations, including derivative financial instruments, as follows:
Trading Book: composed of operations contracted with the intention of being traded or for hedge of the trading book, for which there is an intention to be traded before their contractual term, subject to normal market conditions, and which do not contain a clause of non-tradability.
Banking Book: composed of operations not classified in the Trading Book, whose main characteristic is the intention of being held until their maturities.
In line with market practices, the Group manages its risks dynamically, seeking to identify, measure, evaluate, monitor, report, control and mitigate the exposures to market risks of its own positions. One of the methods of assessing the positions subject to market risk is the Value at Risk (VaR) model. The methodology used to calculate the VaR is the parametric model with a confidence level (CL) of 99% and a time horizon (TH) of one day, scaled to 21 days.
We present below the set of operations recorded in the Trading Book:

R$ thousand	12/31/2022	12/31/2021
Risk factor	VaR 21 days	VaR 21 days
Price index coupons	4,133	4,882
Pre fixed interest rate	541	83
Foreign currency coupons	883	—
Foreign currencies	624	80
Share price	528	1,599
Subtotal	6,709	6,645

Diversification effects (correlation)	1,958	1,758
Value-at-Risk	4,751	4,887
The VaR of the Banking book by risk factor is presented in the following table:

R$ thousand	12/31/2022	12/31/2021
Risk factor	VaR 21 days	VaR 21 days
Price index coupons	234,172	364,502
Interest rate coupons	77,448	36,555
Pre fixed interest rate	55,003	49,577
Others	1,398	—
Subtotal	368,021	450,634

Diversification effects (correlation)	30,767	84,587
Value-at-Risk	337,254	367,458
g.Sensitivity analysis
The Group performs the sensitivity analysis by market risk factors considered relevant. The largest losses, by risk factor, in each of the scenarios were presented with an impact on profit or loss, providing a view of the exposure by risk factor in exceptional scenarios.
The following table presents the estimated impact of three possible scenarios on the fair value of the financial assets:
•Scenario I: Probable situation which reflects the perception of the Group’s senior management in relation to the scenario with the highest probability of occurrence considering macroeconomic factors and market information (B3, Anbima etc.) observed in the period. Assumption used: deterioration and evolution in market variables through parallel shocks of 1 basis point in price index coupon rates, interest rate coupons, fixed interest rates, considering the worst resulting losses by risk factor and, consequently, not considering the rationality between the macroeconomic variables.
•Scenario II: Possible situation of deterioration and evolution in market variables through a 25% shock in the curves of price index coupon rates, interest rate coupons, fixed interest rates based on market conditions observed in each period, considering the worst resulting losses by risk factor and, consequently, not considering the rationality between the macroeconomic variables.
•Scenario III: Possible situation of deterioration and evolution in market variables through a 50% shock in the curves of price index coupon rates, interest rate coupons, fixed interest rates based on market conditions observed in each period, considering the worst resulting losses by risk factor and, consequently, not considering the rationality between the macroeconomic variables.
The following table presents the results obtained for the Trading Book and for the Banking Book in an aggregate manner.

Exposures	R$ thousand
Banking and Trading book		Scenarios					12/31/2022
Risk factor	Risk of variation in:	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	Price index coupon	Increase	(3,085)	Increase	(421,495)	Increase	(784,028)
IGP-M coupon	Price index coupon	Increase	(21)	Increase	(2,949)	Increase	(5,542)
Pre-fixed rate	Pre-fixed rate	Decrease	(470)	Decrease	(162,809)	Decrease	(338,073)
TR coupon	Interest rate coupon	Increase	(850)	Increase	(188,954)	Increase	(334,415)

Exposures	R$ thousand
Banking and Trading book		Scenarios					12/31/2021
Risk factor	Risk of variation in:	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
IPCA coupon	Price index coupon	Increase	(3,045)	Increase	(350,577)	Increase	(658,147)
IGP-M coupon	Price index coupon	Increase	(42)	Increase	(5,281)	Increase	(10,118)
Pre-fixed rate	Pre-fixed rate	Decrease	(334)	Decrease	(166,292)	Decrease	(551,209)
TR coupon	Interest rate coupon	Increase	(813)	Increase	(149,209)	Increase	(226,744)
h.Operational risk
Operational Risk Management aims to identify, assess and monitor risks.
Policy
Operational risk is defined as the risk of loss resulting from inadequate or failed internal processes, people, and systems or from external events. This definition includes legal risk, but excludes strategic and reputational risk.
The operational risk events can be classified:
•Internal fraud;
•External fraud;
•Employment practices and workplace safety;
•Clients, products and business practices;
•Damage of physical assets;
•Business disruption and system failures, execution; and
•Delivery and process management.
We adopt the three lines of defense model, the structure and activities of the three lines often varies, depending on the bank’s portfolio of products, activities, processes and systems; the bank’s size; and its risk management approach. A strong risk culture and good communication among the three lines of defense are important characteristics of good operational risk governance.
Phases of the Management Process
Qualitative Evaluation
The qualitative assessment uses a scale which considers measures for probability and impact, taking into account the vulnerabilities and threats that, combined, determine the level of risk exposure to each event. Identification and verification is performed by in-person monitoring, interviews and workshops with the managers and employees from all operational areas, business partners and business units.
The identified risks are categorized and organized by risk factors.
Quantitative Evaluation
In the quantitative assessment of operational risk, the Group maintains an internal database fed by various sources of information. This contains descriptions and details of operational losses. In the quantitative assessment, information from external sources deemed reliable and relevant to the businesses of the Group may also be used.
Monitoring
An effective risk management process requires a communication and review structure that ensures the correct, effective and timely identification and assessment of the risks. In addition, it also seeks to assure that controls and responses to these risks are implemented.
Control tests and regular audits intended to verify compliance with applicable policies and standards are performed. The monitoring and review process seeks to verify whether:
•The adopted measures have achieved the intended results;
•The procedures adopted and the information gathered to perform the assessment were appropriate;
•Higher levels of knowledge may have contributed to make better decisions; and
•There is an effective possibility of obtaining information for future assessments.